Finance Cost and Income - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jan. 06, 2010
Disclosure of finance income expense [Line Items]
Decrease in finance costs before exceptional items and remeasurements	$ 208,000,000
Share based payment of net (loss) gain	258,000,000	$ 135,000,000
Borrowing costs capitalised			6.375%
Derivative adjustment of deferred share instrument issued	127,000,000	71,000,000
Derivative adjustment of finance cost	3,534,000,000	3,459,000,000
Premium paid on early termination of bonds	244,000,000
Interest income recognized on impaired financial assets	0
SAB [member]
Disclosure of finance income expense [Line Items]
Derivative adjustment of finance cost	$ 123,000,000	$ 69,000,000
Bottom of range [member]
Disclosure of finance income expense [Line Items]
Borrowing costs capitalised	4.00%
Top of range [member]
Disclosure of finance income expense [Line Items]
Borrowing costs capitalised	8.00%